WARRANTS (Tables)	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Warrants
SCHEDULE OF WARRANTS EXPIRATION

As of September 30, 2024, the Company’s warrants by expiration date were as follows:

Number of Common Warrants	Exercise Price	Expiration Date
802,113	$2.80	September 15, 2026
100,000	$5.00	May 23, 2027
902,113

As of December 31, 2023, the Company’s warrants by expiration date were as follows:

Number of Common Warrants	Exercise Price	Expiration Date
802,113	$2.80	September 15, 2026
100,000	$5.00	May 23, 2027
902,113